Events After the End of the Reporting Period	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period
E.5	Events after the end of the reporting period
On 23 February 2024, Woodside and
JERA Scarborough Pty Ltd (JERA
) entered into a Sale and Purchase agreement for

JERA
to acquire 15.1% participating interest in the
Scarborough
Joint Venture
.
 The purchase price is $740 million
. JERA
will also reimburse Woodside for its share of expenditure for the Scarborough project from the effective date of 1 January 2022.
Subject to the satisfaction of conditions precedent, the transaction is expected to complete in the second half of 2024. The full financial effect of the transaction is still being assessed. The Scarborough Joint Venture is included in the Australia segment.